Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.5%

Security	Principal Amount (000’s omitted)	Value
Education — 9.2%
California Infrastructure and Economic Development Bank, (The Colburn School), 1.29%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,117,600
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 0.67%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,665	3,658,073
Montana State University, 0.54%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,680	1,689,845
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.528%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,747,840
University of North Carolina at Chapel Hill, 0.454%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,000	5,000,100

		$37,213,458

Electric Utilities — 4.9%
Long Island Power Authority, NY, Electric System Revenue, Series 2014C, 0.858%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	$5,050	$5,056,514
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 0.858%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,750	1,752,258
Oklahoma Municipal Power Authority, 0.48%, (SIFMA + 0.39%), 1/1/23(1)	5,035	5,034,849
Seattle, WA, Municipal Light and Power Revenue, 0.58%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,026,880

		$19,870,501

General Obligations — 8.8%
Bethlehem Area School District Authority, PA, 0.58%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	$2,000	$1,995,880
Bethlehem Area School District Authority, PA, 0.59%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	7,940	7,924,279
Connecticut, 0.84%, (SIFMA + 0.75%), 3/1/21(1)	275	275,217
Connecticut, 0.94%, (SIFMA + 0.85%), 3/1/22(1)	700	704,074
Delaware Valley Regional Finance Authority, PA, 0.864%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	10,000	10,003,800
Katy Independent School District, TX, (PSF Guaranteed), 0.386%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	4,800	4,794,192
Manheim Township School District, PA, 0.575%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,395,376
Massachusetts, 0.694%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	6,400	6,392,640

		$35,485,458

Security	Principal Amount (000’s omitted)	Value
Hospital — 27.7%
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.94%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	$7,500	$7,633,500
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.69%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,017,700
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.09%, 1/15/37(2)	1,500	1,500,000
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,845	2,967,477
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.167%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,015,080
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.66%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,791,954
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.84%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,507,125
Indiana Finance Authority, (Parkview Health), 0.64%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,785	6,801,352
Iowa Finance Authority, (Iowa Health System), 0.67%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	11,210	11,210,000
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 1.19%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,665	1,642,439
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 0.74%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	9,988,200
Michigan Finance Authority, (McLaren Health Care), 0.497%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	890	888,247
Michigan Finance Authority, (Trinity Health Credit Group), 0.57%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,006,700
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 0.81%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,420
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.148%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,007,660
Ohio, (Cleveland Clinic Health System), 0.49%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,438,894
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.69%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,525,575
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.64%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,002,190
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.74%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,240,098

		$111,684,611

Housing — 7.5%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.64%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,920	$3,920,000
Massachusetts Housing Finance Agency, (Single Family Housing), 0.42%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,151
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.64%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,023,000

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Housing Finance Agency, 0.67%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	$2,440	$2,441,293
Pennsylvania Housing Finance Agency, 0.70%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,005,400
Washington Housing Finance Commission, 0.64%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	5,010,900

		$30,175,744

Industrial Development Revenue — 2.9%
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.89%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	$5,000	$5,004,050
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.84%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,752,498

		$11,756,548

Insured-General Obligations — 1.1%
Allegheny County, PA, (AGM), 0.694%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$4,570	$4,565,247

		$4,565,247

Insured-Lease Revenue/Certificates of Participation — 0.5%
Kentucky Asset/Liability Commission, (NPFG), 0.694%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	$2,000	$1,974,560

		$1,974,560

Insured-Transportation — 0.7%
Metropolitan Transportation Authority, NY, (AGM), 0.407%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,494,240
Metropolitan Transportation Authority, NY, (AGM), 0.787%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,246,075

		$2,740,315

Lease Revenue/Certificates of Participation — 0.5%
New Jersey Economic Development Authority, (School Facilities Construction), 1.64%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,995,780

		$1,995,780

Other Revenue — 17.4%
Black Belt Energy Gas District, AL, 0.71%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,025,200
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.482%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	9,999,500
Northern California Gas Authority No. 1, Gas Project Revenue, 0.871%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	3,665	3,647,994
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.964%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,574,200
Southeast Alabama Gas Supply District, (Project No. 2), 0.954%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,993,650

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.14%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	$12,000	$12,115,560
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.196%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,007,380

		$70,363,484

Special Tax Revenue — 0.0%(4)
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	$35	$0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	60,156
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	54,165

		$114,321

Transportation — 15.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.708%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$12,000	$12,000,960
E-470 Public Highway Authority, CO, 0.517%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	4,995,050
Metropolitan Transportation Authority, NY, 0.52%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	18,557,200
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.29%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	9,007,380
Pennsylvania Turnpike Commission, 0.69%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,005,640
Pennsylvania Turnpike Commission, 0.79%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,512,975
South Carolina Transportation Infrastructure Bank, 0.554%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	7,955	7,945,772
Triborough Bridge and Tunnel Authority, NY, 0.804%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,535	6,536,373

		$62,561,350

Water and Sewer — 0.8%
North Penn Water Authority, PA, 0.45%, (SIFMA + 0.36%), 11/1/22(1)	$1,450	$1,444,591
North Penn Water Authority, PA, 0.65%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,680,553
		$3,125,144

Total Tax-Exempt Municipal Securities — 97.5% (identified cost $394,839,568)		$393,626,521

Other Assets, Less Liabilities — 2.5%		$9,908,357

Net Assets — 100.0%		$403,534,878

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	16.8%
California	11.3%
Others, representing less than 10% individually	69.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 2.4% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 0.5% to 1.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2020.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $11,210,000 or 2.8% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Issuer is in default with respect to interest and/or principal payments.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$393,626,521	$—	$393,626,521
Total Investments	$—	$393,626,521	$—	$393,626,521

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.